Property, plant, equipment and development costs - Net assets for right in use (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, plant, equipment and development costs
Book value of assets held under finance leases	$ 231,600	$ 250,500
Acquisitions of assets under lease agreements	0	0
Impairment recovery (loss) of long-lived assets		19,874	$ (14,910)
Capitalized finance costs	0	0	0
Right-of-use assets	11,756	12,760
Additions to right-of-use assets	1,900	11,700
Disposal of right of use assets	0	0
Write-off of stripping activity asset	0	0	6,763
Buildings and other constructions
Property, plant, equipment and development costs
Right-of-use assets	9,236	10,484
Transportation units
Property, plant, equipment and development costs
Right-of-use assets	1,117	1,380
Machinery and equipment [Member]
Property, plant, equipment and development costs
Right-of-use assets	$ 1,403	896
Impairment Of Long Lived Asset [Member] | Rio Seco
Property, plant, equipment and development costs
Impairment recovery (loss) of long-lived assets		$ 19,900
Impairment loss			19,900
Impairment Of Long Lived Asset [Member] | La Zanja
Property, plant, equipment and development costs
Return of provision for loss of value of inventories for sale of the Mallay unit			5,000
Reversal of impairment loss recognised in profit or loss, property, plant and equipment			$ 14,900